RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in € ‘000	2020	2019
Restricted cash (non-current)	415	2,268
Restricted cash (current)	810	—
Cash and cash equivalents	167,068	66,299
Cash is free at disposal of the Company, except for restricted cash, which amounts to €1.2 million in 2020. Restricted cash (current) includes the value of banker’s guarantees issued with respect to (potential) commitments towards third parties which is considered to be of a short-term nature. Furthermore, restricted cash (non-current) includes a deposit for rent which is considered long-term. In 2019 restricted cash (non-current) included a deposit issued in respect of lease cars of total US$1.1 million, which has been released in 2020.
As such, although temporarily restricted, the company can access the current portion of this cash if necessary. For purposes of the cash flow statements all restricted cash is not considered as ''cash and cash equivalents''.